Revenue and Operating Expenses (Details) - Schedule of Disaggregation Revenue Per Product Segments - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue by home organization products:
Total revenue by home organization products	$ 5,726,608	$ 6,343,344	$ 10,067,683
Revenue by beauty and personal care products:
Total revenue of beauty and personal care products	7,282,899	5,164,205
Total revenue of the Group	13,009,507	11,507,549	10,067,683
Kitchen and food preservation [Member]
Revenue by home organization products:
Total revenue by home organization products	2,027,320	2,163,684	3,283,421
Home solutions [Member]
Revenue by home organization products:
Total revenue by home organization products	1,081,778	1,272,272	2,319,156
Laundry & Cleaning [Member]
Revenue by home organization products:
Total revenue by home organization products	666,220	691,272	826,188
Bedroom [Member]
Revenue by home organization products:
Total revenue by home organization products	620,282	854,323	1,608,424
Tech & mobility [Member]
Revenue by home organization products:
Total revenue by home organization products	521,348	553,977	769,767
Bathroom [Member]
Revenue by home organization products:
Total revenue by home organization products	418,190	749,161	1,217,927
Wellness [Member]
Revenue by home organization products:
Total revenue by home organization products	351,768
Others [Member]
Revenue by home organization products:
Total revenue by home organization products	39,702	58,655	42,800
Fragrance [Member]
Revenue by beauty and personal care products:
Total revenue of beauty and personal care products	5,139,914	3,472,919
Color (cosmetics) [Member]
Revenue by beauty and personal care products:
Total revenue of beauty and personal care products	909,238	642,876
Skin care [Member]
Revenue by beauty and personal care products:
Total revenue of beauty and personal care products	785,450	611,905
Toiletries [Member]
Revenue by beauty and personal care products:
Total revenue of beauty and personal care products	448,297	321,806
Others [Member]
Revenue by beauty and personal care products:
Total revenue of beauty and personal care products		$ 114,699